Income and Social Contribution Taxes - Summary of Tax Incentives (Detail)	12 Months Ended
	Dec. 31, 2020
Bahiana Distribuidora De Gas Ltda [member]
Summary of income and social contribution taxes [line items]
Subsidiary	Bahiana Distribuidora de Gás Ltda.
Bahiana Distribuidora De Gas Ltda [member] | Mataripe Base [member]
Summary of income and social contribution taxes [line items]
Business Units	Mataripe base
Incentive - %	75.00%
Expiration	2024
Bahiana Distribuidora De Gas Ltda [member] | Caucaia Base [member]
Summary of income and social contribution taxes [line items]
Business Units	Caucaia base
Incentive - %	75.00%
Expiration	2025
Bahiana Distribuidora De Gas Ltda [member] | Juazeiro base [member]
Summary of income and social contribution taxes [line items]
Business Units	Juazeiro base
Incentive - %	75.00%
Expiration	2026
Bahiana Distribuidora De Gas Ltda [member] | Aracaju Base [member]
Summary of income and social contribution taxes [line items]
Business Units	Aracaju base
Incentive - %	75.00%
Expiration	2027
Bahiana Distribuidora De Gas Ltda [member] | Suape Base [member]
Summary of income and social contribution taxes [line items]
Business Units	Suape base
Incentive - %	75.00%
Expiration	2027
Terminal Quimico De Aratu SATequimar [member]
Summary of income and social contribution taxes [line items]
Subsidiary	Terminal Químico de Aratu S.A. – Tequimar
Terminal Quimico De Aratu SATequimar [member] | Suape terminal [Member]
Summary of income and social contribution taxes [line items]
Subsidiary	Suape terminal	[1]
Incentive - %	75.00%
Expiration	2020
Terminal Quimico De Aratu SATequimar [member] | Aratu Terminal [member]
Summary of income and social contribution taxes [line items]
Business Units	Aratu terminal
Incentive - %	75.00%
Expiration	2022
Terminal Quimico De Aratu SATequimar [member] | Itaqui Terminal [member]
Summary of income and social contribution taxes [line items]
Business Units	Itaqui terminal
Incentive - %	75.00%
Expiration	2025
Oleoquímica Industriae Comércio De Produtos Químicos Ltda [member]
Summary of income and social contribution taxes [line items]
Subsidiary	Oleoquímica Indústria e Comércio de Produtos Químicos Ltda.
Oleoquímica Industriae Comércio De Produtos Químicos Ltda [member] | Camacari Plant [member]
Summary of income and social contribution taxes [line items]
Business Units	Camaçari plant
Incentive - %	75.00%
Expiration	2021
Oxiteno S A Industria e Comercio [member]
Summary of income and social contribution taxes [line items]
Subsidiary	Oxiteno S.A. Indústria e Comércio	[2]
Oxiteno S A Industria e Comercio [member] | Camacari Plant [member]
Summary of income and social contribution taxes [line items]
Business Units	Camaçari plant	[2]
Incentive - %	75.00%	[2]
Expiration	2026	[2]
Empresa Carioca de Produtos Quimicos S A [member]
Summary of income and social contribution taxes [line items]
Subsidiary	Empresa Carioca de Produtos Químicos S.A.	[3]
Empresa Carioca de Produtos Quimicos S A [member] | Camacari Plant [member]
Summary of income and social contribution taxes [line items]
Business Units	Camaçari plant	[3]
Incentive - %	75.00%	[3]
Expiration	2026	[3]

[1]	Based on the legislation in force the enterprise belongs to the sectors identified as priorities for the development of the Northeast region of Brazil.CombinedwithTequimar'ssuccessful track record in meeting the requirements for maintaining and renewing the incentive, as well as in the factthatseveral investments have been made in the modernization of the production process of the unit that is the object of the benefit –SuapeTerminal, therequest for theextension of the incentive for another10yearswill be filed in2021at SUDENE.Therenewalrequest is usually made in the yearafter the year in whichthe incentive expires and generates retroactive effectsas ofJanuary of the year in which the request is filed.
[2]	The request forrenewalof theOleoquímicaincentive will be filed in2022,for the same reasonsdescribed in note1above.
[3]	The request to transfer the right to reduce the IRPJ toOxitenoS.A.wassubmitted to SUDENEand waits decision.